Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 632,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	87,348.25
Total Offset Amount	0.00
Net Fee	87,348.25
Narrative - Max Aggregate Offering Price	$ 632,500,000.00
Final Prospectus	true